Share Capital - Summary of Outstanding and Exercisable Stock Options (Details)		9 Months Ended	12 Months Ended
		Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares		Dec. 31, 2018 $ / shares shares		Sep. 30, 2020 $ / shares shares		Dec. 31, 2019 $ / shares shares		Dec. 31, 2017 $ / shares shares [1]
Outstanding Options, Number | shares		6,979,361	1,106,711	[1]	838,947	[1]	6,979,361		1,106,711	[1]	168,421
Outstanding Options, Weighted Average Remaining Life (years)			4 years 9 months 22 days	[1]	4 years 5 months 1 day
Outstanding Options, Weighted Average Exercise Price		$ 0.40	$ 1.35	[1]	$ 1.38	[1]					$ 0.27
Exercisable Options, Number | shares		5,231,715	743,421	[1]			5,231,715		743,421	[1]
Exercisable Options, Weighted Average Exercise Price	[1]		$ 1.17
CAD [Member]
Outstanding Options, Weighted Average Exercise Price							$ 0.54		$ 1.76	[1]
Reverse Split [Member]
Outstanding Options, Number | shares	[1]	1,469,339	1,106,711				1,469,339		1,106,711
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 11 months 23 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.91	$ 1.35
Exercisable Options, Number | shares		1,101,414 [1]	3,531,250				1,101,414	[1]	3,531,250
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.46
Reverse Split [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price							$ 2.55		$ 0.37
Reverse Split [Member] | Stock Option One [Member]
Outstanding Options, Expiry Date		May 24, 2024
Outstanding Options, Number | shares	[1]	21,053					21,053
Outstanding Options, Weighted Average Remaining Life (years)	[1]	3 years 7 months 24 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.25
Exercisable Options, Number | shares	[1]	21,053					21,053
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.25
Reverse Split [Member] | Stock Option One [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 1.66
Reverse Split [Member] | Stock Option Two [Member]
Outstanding Options, Expiry Date		Jun. 01, 2024
Outstanding Options, Number | shares	[1]	168,421					168,421
Outstanding Options, Weighted Average Remaining Life (years)	[1]	3 years 8 months 2 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 0.27
Exercisable Options, Number | shares	[1]	168,421					168,421
Exercisable Options, Weighted Average Exercise Price	[1]	$ 0.267
Reverse Split [Member] | Stock Option Two [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 0.36
Reverse Split [Member] | Stock Option Three [Member]
Outstanding Options, Expiry Date		Jun. 19, 2024
Outstanding Options, Number | shares	[1]	15,789					15,789
Outstanding Options, Weighted Average Remaining Life (years)	[1]	3 years 8 months 19 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.25
Exercisable Options, Number | shares	[1]	15,789					15,789
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.25
Reverse Split [Member] | Stock Option Three [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 1.66
Reverse Split [Member] | Stock Option Four [Member]
Outstanding Options, Expiry Date		Oct. 24, 2024
Outstanding Options, Number | shares	[1]	10,526					10,526
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 26 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.25
Exercisable Options, Number | shares	[1]	10,526					10,526
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.25
Reverse Split [Member] | Stock Option Four [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 1.66
Reverse Split [Member] | Stock Option Five [Member]
Outstanding Options, Expiry Date		Nov. 05, 2024
Outstanding Options, Number | shares	[1]	18,421					18,421
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 1 month 6 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.25
Exercisable Options, Number | shares	[1]	18,421					18,421
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.25
Reverse Split [Member] | Stock Option Five [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 1.66
Reverse Split [Member] | Stock Option Six [Member]
Outstanding Options, Expiry Date		Dec. 12, 2024
Outstanding Options, Number | shares	[1]	531,579					531,579
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 2 months 12 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.25
Exercisable Options, Number | shares	[1]	531,579					531,579
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.25
Reverse Split [Member] | Stock Option Six [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 1.66
Reverse Split [Member] | Stock Option Seven [Member]
Outstanding Options, Expiry Date		Apr. 30, 2025
Outstanding Options, Number | shares	[1]	63,158					63,158
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 6 months 29 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.78
Exercisable Options, Number | shares	[1]	47,368					47,368
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.78
Reverse Split [Member] | Stock Option Seven [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 2.38
Reverse Split [Member] | Stock Option Eight [Member]
Outstanding Options, Expiry Date		Apr. 30, 2025
Outstanding Options, Number | shares	[1]	168,421					168,421
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 6 months 29 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.78
Exercisable Options, Number | shares	[1]	126,316					126,316
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.78
Reverse Split [Member] | Stock Option Eight [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 2.38
Reverse Split [Member] | Stock Option Nine [Member]
Outstanding Options, Expiry Date		Jun. 10, 2025
Outstanding Options, Number | shares	[1]	42,105					42,105
Outstanding Options, Weighted Average Remaining Life (years)	[1]	4 years 8 months 12 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 1.78
Exercisable Options, Number | shares	[1]	36,842					36,842
Exercisable Options, Weighted Average Exercise Price	[1]	$ 1.78
Reverse Split [Member] | Stock Option Nine [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 2.38
Reverse Split [Member] | Stock Option Ten [Member]
Outstanding Options, Expiry Date		Nov. 15, 2025
Outstanding Options, Number | shares	[1]	42,105					42,105
Outstanding Options, Weighted Average Remaining Life (years)	[1]	5 years 1 month 16 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 3.56
Exercisable Options, Number | shares	[1]	26,316					26,316
Exercisable Options, Weighted Average Exercise Price	[1]	$ 3.56
Reverse Split [Member] | Stock Option Ten [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 4.75
Reverse Split [Member] | Stock Option Eleven [Member]
Outstanding Options, Expiry Date		Jan. 31, 2026
Outstanding Options, Number | shares	[1]	38,947					38,947
Outstanding Options, Weighted Average Remaining Life (years)	[1]	5 years 4 months 2 days
Outstanding Options, Weighted Average Exercise Price	[1]	$ 3.56
Exercisable Options, Number | shares	[1]	11,579					11,579
Exercisable Options, Weighted Average Exercise Price	[1]	$ 3.56
Reverse Split [Member] | Stock Option Eleven [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 4.75
Reverse Split [Member] | Stock Option Twelve [Member]
Outstanding Options, Expiry Date		Jun. 30, 2026
Outstanding Options, Number | shares	[1]	348,813					348,813
Outstanding Options, Weighted Average Remaining Life (years)	[1]	5 years 9 months
Outstanding Options, Weighted Average Exercise Price	[1]	$ 3.56
Exercisable Options, Number | shares	[1]	87,203					87,203
Exercisable Options, Weighted Average Exercise Price	[1]	$ 3.56
Reverse Split [Member] | Stock Option Twelve [Member] | CAD [Member]
Outstanding Options, Weighted Average Exercise Price	[1]						$ 4.75

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.